Employee Benefit Plans (Stock Based Compensation) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, Minimum	17.50%		20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	184,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	58,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 42	$ 38	$ 49
Proceeds from Stock Options Exercised	36	29	17
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	59	100	69
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	13	12	17
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	240
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 149	$ 138	$ 165
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards	33,059
Equity Awards Vested and Expected to Vest, Average Intrinsic Value	$ 407
Equity Awards Vested and Expected to Vest, Remaining Term	5 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 20.24	$ 17.22	$ 14.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 283	$ 320	$ 214
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards	4,821
Equity Awards Vested and Expected to Vest, Average Intrinsic Value	$ 513
Equity Awards Vested and Expected to Vest, Remaining Term	1 year 8 months
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	$ 74	$ 49	$ 61
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 131.55	$ 111.00	$ 91.63
Rockwell Collins [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 50
Rockwell Collins [Member] | Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards	507
Equity Awards Vested and Expected to Vest, Average Intrinsic Value	$ 54
Equity Awards Vested and Expected to Vest, Remaining Term	2 years 2 months